Lease revenue (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lease Revenue [Abstract]
Term of operating lease agreements	15 years
2023	$ 5,921,049
2024	5,815,284
2025	5,363,238
2026	4,866,291
2027	4,322,718
Thereafter	14,474,083
Contracted minimum future lease receivables	$ 40,762,663